4. Cash and Cash Equivalents and Short-term Deposits	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents And Short-term Deposits
Cash and Cash Equivalents and Short-term Deposits
($000s)	December 31, 2017	December 31, 2016
Cash and cash equivalents	4,049	1,646
Short-term deposits	12,056	6,120
	16,105	7,766

All of the cash and cash equivalents are held in a Canadian Schedule I bank. Short-term deposits consist of Canadian Schedule I bank guaranteed deposits and are cashable in whole or in part with interest at any time to maturity.